Other non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Other non-current assets
Prepayment to location partners	¥ 141	¥ 10,422
Prepayment for purchase of property, equipment and software	2,422	3,968
Deposits	4,750	6,505
Others	576	992
Less: Allowance for credit losses	(135)	(1,418)	¥ (634)
Total	7,754	20,469	35,264	$ 1,062	¥ 15,201	¥ 18,713	¥ 18,480	¥ 18,344	¥ 27,980	¥ 75,037	¥ 114,379	¥ 143,067
Impairment of non-current prepaid commissions to the location partners	¥ 2,172	¥ 10,271	¥ 87,069